AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 35.2%
Communications Equipment – 1.0%
Calix, Inc.(a)	50,791	$1,684,230

Electronic Equipment, Instruments & Components – 7.0%
Flex Ltd.(a)	126,202	3,610,639
Halma PLC	87,510	2,613,080
Keyence Corp.	4,600	2,135,600
Keysight Technologies, Inc.(a)	22,841	3,571,875

		11,931,194

IT Services – 2.3%
Accenture PLC - Class A	11,654	4,039,393

Semiconductors & Semiconductor Equipment – 12.2%
ASML Holding NV	4,176	4,048,469
Infineon Technologies AG	86,002	2,924,544
NVIDIA Corp.	5,003	4,520,511
NXP Semiconductors NV	14,517	3,596,877
ON Semiconductor Corp.(a)	24,094	1,772,114
Taiwan Semiconductor Manufacturing Co., Ltd.	168,000	4,024,641

		20,887,156

Software – 12.7%
Adobe, Inc.(a)	7,772	3,921,751
Bentley Systems, Inc. - Class B	38,656	2,018,616
Fair Isaac Corp.(a)	2,851	3,562,638
Intuit, Inc.	6,009	3,905,850
Microsoft Corp.	13,513	5,685,190
Palo Alto Networks, Inc.(a)	9,224	2,620,815

		21,714,860

		60,256,833

Industrials – 18.3%
Aerospace & Defense – 1.8%
Hexcel Corp.	41,765	3,042,580

Commercial Services & Supplies – 7.5%
Tetra Tech, Inc.	19,805	3,658,181
Veralto Corp.	44,065	3,906,803
Waste Management, Inc.	25,111	5,352,410

		12,917,394

Construction & Engineering – 1.5%
WSP Global, Inc.	15,833	2,638,853

Machinery – 3.9%
Deere & Co.	6,775	2,782,764
SMC Corp.	3,600	2,030,975
TOMRA Systems ASA	122,318	1,914,635

		6,728,374

Company	Shares	U.S. $ Value

Professional Services – 3.6%
Experian PLC	82,625	$3,600,215

RELX PLC (London)	57,915	2,497,609

		6,097,824

		31,425,025

Health Care – 18.2%
Health Care Equipment & Supplies – 7.4%
Alcon, Inc.	37,558	3,106,475
Becton Dickinson & Co.	13,955	3,453,165
GE Healthcare, Inc.(a)	37,937	3,448,853
STERIS PLC	12,093	2,718,748

		12,727,241

Health Care Providers & Services – 1.8%
Apollo Hospitals Enterprise Ltd.	40,797	3,110,032

Life Sciences Tools & Services – 7.7%
Bruker Corp.	31,065	2,918,246
Danaher Corp.	13,818	3,450,631
ICON PLC(a)	12,740	4,280,003
West Pharmaceutical Services, Inc.	6,269	2,480,706

		13,129,586

Pharmaceuticals – 1.3%
Johnson & Johnson	13,901	2,198,999

		31,165,858

Financials – 15.3%
Banks – 1.5%
Bank Mandiri Persero Tbk PT	5,754,000	2,618,028

Capital Markets – 7.4%
Deutsche Boerse AG	10,270	2,103,192
London Stock Exchange Group PLC	33,113	3,962,104
MSCI, Inc.	7,209	4,040,284
Partners Group Holding AG	1,789	2,555,560

		12,661,140

Financial Services – 3.2%
Visa, Inc. - Class A	19,771	5,517,691

Insurance – 3.2%
Aflac, Inc.	42,578	3,655,747
AIA Group Ltd.	257,800	1,734,111

		5,389,858

		26,186,717

Consumer Staples – 5.5%
Household Products – 1.7%
Procter & Gamble Co. (The)	17,495	2,838,564

Personal Care Products – 3.8%
Dabur India Ltd.	159,728	1,001,528
Haleon PLC	645,227	2,704,001
Unilever PLC (London)	56,208	2,821,743

		6,527,272

		9,365,836

Company	Shares	U.S. $ Value

Consumer Discretionary – 3.3%
Automobile Components – 1.4%
Aptiv PLC(a)	29,641	$2,360,905

Household Durables – 1.9%
TopBuild Corp.(a)	7,364	3,245,536

		5,606,441

Utilities – 2.5%
Electric Utilities – 2.5%
NextEra Energy, Inc.	66,761	4,266,695

Energy – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Neste Oyj	60,000	1,626,912

Total Common Stocks (cost $122,892,346)		169,900,317

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $982,960)	982,960	982,960

Total Investments – 99.8% (cost $123,875,306)(e)		170,883,277	(f)
Other assets less liabilities – 0.2%		400,054

Net Assets – 100.0%		$171,283,331

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	TWD	12,560	USD	402	05/24/2024	$8,533
Bank of America, NA	USD	583	INR	48,447	06/14/2024	(2,941)
BNP Paribas SA	BRL	3,851	USD	771	04/02/2024	2,951
BNP Paribas SA	USD	770	BRL	3,851	04/02/2024	(2,658)
Citibank, NA	USD	2,501	AUD	3,791	04/18/2024	(29,331)
Citibank, NA	USD	1,850	KRW	2,418,517	04/18/2024	(56,777)
Citibank, NA	GBP	405	USD	513	04/19/2024	1,294
Citibank, NA	USD	1,992	CAD	2,680	06/13/2024	(11,415)
Deutsche Bank AG	BRL	3,851	USD	773	04/02/2024	5,148
Deutsche Bank AG	USD	771	BRL	3,851	04/02/2024	(2,951)
Deutsche Bank AG	USD	1,128	SEK	11,865	04/30/2024	(17,982)
Deutsche Bank AG	USD	771	BRL	3,851	05/03/2024	(5,087)
Goldman Sachs Bank USA	INR	152,795	USD	1,843	06/14/2024	14,844
Morgan Stanley Capital Services, Inc.	GBP	7,026	USD	8,915	04/19/2024	46,107
Morgan Stanley Capital Services, Inc.	USD	4,904	JPY	724,336	05/16/2024	(86,921)
Morgan Stanley Capital Services, Inc.	TWD	30,386	USD	976	05/24/2024	25,360
NatWest Markets PLC	USD	530	EUR	487	06/12/2024	(3,208)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	1,352	USD	1,712	04/19/2024	$5,814
State Street Bank & Trust Co.	GBP	608	USD	767	04/19/2024	(875)
State Street Bank & Trust Co.	USD	474	ZAR	9,091	04/19/2024	5,749
State Street Bank & Trust Co.	NOK	14,565	USD	1,380	04/30/2024	37,980
State Street Bank & Trust Co.	USD	1,537	CHF	1,344	05/08/2024	(41,263)
State Street Bank & Trust Co.	USD	347	JPY	52,122	05/16/2024	(399)
State Street Bank & Trust Co.	USD	4,223	EUR	3,855	06/12/2024	(52,288)
State Street Bank & Trust Co.	HKD	9,960	USD	1,277	07/18/2024	914
State Street Bank & Trust Co.	USD	307	HKD	2,394	07/18/2024	(169)
UBS AG	GBP	433	USD	550	04/19/2024	3,205
UBS AG	CHF	2,777	USD	3,159	05/08/2024	67,671
UBS AG	USD	4,397	CNH	31,541	05/23/2024	(44,945)

						$(133,640)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,002,803 and gross unrealized depreciation of investments was $(2,128,472), resulting in net unrealized appreciation of $46,874,331.

(f)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

70.5%	United States
7.0%	United Kingdom
3.3%	Switzerland
2.9%	Germany
2.4%	Japan
2.4%	India
2.4%	Netherlands
2.4%	Taiwan
1.5%	Canada
1.5%	Indonesia
1.1%	Norway
1.0%	Hong Kong
1.0%	Finland
0.6%	Short tem Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$44,510,499	$15,746,334		$—	$60,256,833
Industrials	21,381,591	10,043,434		—	31,425,025
Health Care	24,949,351	6,216,507		—	31,165,858
Financials	13,213,722	12,972,995		—	26,186,717
Consumer Staples	2,838,564	6,527,272		—	9,365,836
Consumer Discretionary	5,606,441	—		—	5,606,441
Utilities	4,266,695	—		—	4,266,695
Energy	—	1,626,912		—	1,626,912
Short-Term Investments	982,960	—		—	982,960

Total Investments in Securities	117,749,823	53,133,454	(a)	—	170,883,277
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	225,570		—	225,570
Liabilities:
Forward Currency Exchange Contracts	—	(359,210)		—	(359,210)

Total	$117,749,823	$52,999,814		$—	$170,749,637

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$536	$12,797	$12,350	$983	$20